PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details)		Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)
Prepaid expenses and other current assets
Prepaid expense for bandwidth and servers (i)	[1]	¥ 4,308,000	$ 662,000	¥ 2,087,000
Staff field advances		525,000	81,000	6,012,000
Capital lease deposit		34,490,000	5,301,000	23,809,000
Prepaid discount (ii)	[2]	129,700,000	19,935,000	0
Other deposit and receivables		30,422,000	4,674,000	38,594,000
Prepaid tax		13,539,000	2,081,000	0
Total		212,984,000	32,734,000	70,502,000
Prepaid Commission Fee		99,700,000	15,324,000
Prepaid Discount Made to Buyer for Pending Sales of Certain Cloud Infrastructure		¥ 4,627,000	$ 711,000	¥ 12,041,000	$ 4,611,000,000

[1]	Prepaid expense for bandwidth and servers represents the unamortized portion of prepayments made to the Company’s telecom operators and certain technology companies, who provide the Company with access to bandwidth and network servers.
[2]	The balance as of December 31, 2017 included refundable commission fee of RMB99,700,000 (US$15,324,000) paid to an agent and prepaid discount of RMB30,000,000 (US$4,611,000) made to an buyer for the pending sales of certain cloud infrastructure that were held for sale as of December 31, 2016 and 2017 (Note 10).